T. ROWE PRICE EQUITY INDEX 500 FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.8%
COMMUNICATION SERVICES 10.8%

Diversified Telecommunication Services 1.7%
AT&T	7,920,433	225,812
CenturyLink	1,099,045	11,089
Verizon Communications	4,599,733	273,638
		510,539
Entertainment 2.1%
Activision Blizzard	859,881	69,607
Electronic Arts (1)	321,115	41,877
Live Nation Entertainment (1)(2)	158,335	8,531
Netflix (1)	490,624	245,327
Take-Two Interactive Software (1)	127,261	21,026
Walt Disney	2,011,092	249,536
		635,904
Interactive Media & Services 5.5%
Alphabet, Class A (1)	334,202	489,807
Alphabet, Class C (1)	326,570	479,927
Facebook, Class A (1)	2,673,871	700,287
Twitter (1)	882,421	39,268
		1,709,289
Media 1.3%
Charter Communications, Class A (1)	166,474	103,936
Comcast, Class A	5,070,062	234,541
Discovery, Class A (1)(2)	177,449	3,863
Discovery, Class C (1)	341,631	6,696
DISH Network, Class A (1)	276,526	8,028
Fox, Class A	379,411	10,559
Fox, Class B	175,315	4,904
Interpublic Group	442,530	7,377
News, Class A	439,333	6,159
News, Class B	141,624	1,980
Omnicom Group	239,631	11,862

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ViacomCBS, Class B (2)	610,405	17,097
		417,002
Wireless Telecommunication Services 0.2%
T-Mobile US (1)	647,316	74,027
		74,027
Total Communication Services		3,346,761
CONSUMER DISCRETIONARY 11.5%

Auto Components 0.1%
Aptiv	301,848	27,673
BorgWarner	230,947	8,947
		36,620
Automobiles 0.2%
Ford Motor	4,345,542	28,941
General Motors	1,399,684	41,417
		70,358
Distributors 0.1%
Genuine Parts	159,800	15,208
LKQ (1)	312,280	8,660
		23,868
Hotels, Restaurants & Leisure 1.6%
Carnival (2)	505,794	7,678
Chipotle Mexican Grill (1)	31,133	38,720
Darden Restaurants	147,019	14,811
Domino's Pizza	43,891	18,666
Hilton Worldwide Holdings	311,426	26,571
Las Vegas Sands	368,675	17,202
Marriott International, Class A	297,479	27,541
McDonald's	827,144	181,550
MGM Resorts International	458,686	9,976
Norwegian Cruise Line Holdings (1)	305,420	5,226
Royal Caribbean Cruises	193,113	12,500
Starbucks	1,299,615	111,663
Wynn Resorts	110,087	7,905
Yum! Brands	335,168	30,601
		510,610

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Household Durables 0.4%
D.R. Horton	372,958	28,207
Garmin	162,916	15,454
Leggett & Platt	150,210	6,184
Lennar, Class A	308,789	25,222
Mohawk Industries (1)	67,939	6,630
Newell Brands	417,489	7,164
NVR (1)	3,842	15,688
PulteGroup	283,502	13,123
Whirlpool	69,165	12,719
		130,391
Internet & Direct Marketing Retail 5.3%
Amazon.com (1)	473,485	1,490,876
Booking Holdings (1)	45,505	77,845
eBay	739,702	38,538
Etsy (1)	133,686	16,260
Expedia Group	151,540	13,895
		1,637,414
Leisure Products 0.0%
Hasbro	142,553	11,792
		11,792
Multiline Retail 0.6%
Dollar General	277,151	58,096
Dollar Tree (1)	262,922	24,015
Target	556,859	87,661
		169,772
Specialty Retail 2.5%
Advance Auto Parts	76,356	11,721
AutoZone (1)	26,009	30,629
Best Buy	255,666	28,453
CarMax (1)	182,809	16,802
Gap	233,081	3,969
Home Depot	1,196,728	332,343
L Brands	264,041	8,399
Lowe's	840,394	139,388

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

O'Reilly Automotive (1)	82,603	38,087
Ross Stores	394,431	36,808
Tiffany	121,015	14,020
TJX	1,332,095	74,131
Tractor Supply	129,703	18,592
Ulta Beauty (1)	63,336	14,186
		767,528
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands	396,082	6,238
NIKE, Class B	1,384,479	173,808
PVH	79,541	4,744
Ralph Lauren	53,848	3,660
Tapestry	289,039	4,518
Under Armour, Class A (1)	204,198	2,293
Under Armour, Class C (1)	208,542	2,052
VF	357,898	25,142
		222,455
Total Consumer Discretionary		3,580,808
CONSUMER STAPLES 7.0%

Beverages 1.7%
Brown-Forman, Class B	204,206	15,381
Coca-Cola	4,299,109	212,247
Constellation Brands, Class A	186,407	35,326
Molson Coors Beverage, Class B	214,285	7,191
Monster Beverage (1)	409,132	32,812
PepsiCo	1,539,635	213,394
		516,351
Food & Staples Retailing 1.5%
Costco Wholesale	491,114	174,345
Kroger	861,355	29,208
Sysco	566,122	35,224
Walgreens Boots Alliance	801,245	28,781
Walmart	1,544,311	216,065
		483,623

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Food Products 1.1%
Archer-Daniels-Midland	617,960	28,729
Campbell Soup	218,016	10,546
Conagra Brands	548,125	19,574
General Mills	681,748	42,050
Hershey	165,645	23,744
Hormel Foods	315,214	15,411
JM Smucker	127,574	14,737
Kellogg	280,465	18,115
Kraft Heinz	701,149	20,999
Lamb Weston Holdings	162,571	10,774
McCormick	137,712	26,730
Mondelez International, Class A	1,589,438	91,313
Tyson Foods, Class A	326,419	19,415
		342,137
Household Products 1.8%
Church & Dwight	276,010	25,865
Clorox	140,808	29,594
Colgate-Palmolive	953,831	73,588
Kimberly-Clark	378,826	55,937
Procter & Gamble	2,768,113	384,740
		569,724
Personal Products 0.2%
Estee Lauder, Class A	250,872	54,753
		54,753
Tobacco 0.7%
Altria Group	2,066,252	79,840
Philip Morris International	1,731,478	129,843
		209,683
Total Consumer Staples		2,176,271
ENERGY 2.0%

Energy Equipment & Services 0.1%
Baker Hughes	729,034	9,689
Halliburton	991,092	11,943

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

National Oilwell Varco	447,010	4,050
Schlumberger	1,558,267	24,246
TechnipFMC	478,930	3,022
		52,950
Oil, Gas & Consumable Fuels 1.9%
Apache	418,318	3,961
Cabot Oil & Gas	436,519	7,578
Chevron	2,076,791	149,529
Concho Resources	219,644	9,691
ConocoPhillips	1,193,856	39,206
Devon Energy	435,353	4,118
Diamondback Energy	178,049	5,363
EOG Resources	646,836	23,247
Exxon Mobil	4,702,922	161,451
Hess	292,572	11,975
HollyFrontier	168,061	3,312
Kinder Morgan	2,175,752	26,827
Marathon Oil	851,530	3,483
Marathon Petroleum	730,385	21,430
Noble Energy	528,712	4,521
Occidental Petroleum	937,853	9,388
ONEOK	491,610	12,772
Phillips 66	484,728	25,128
Pioneer Natural Resources	181,562	15,613
Valero Energy	452,695	19,611
Williams	1,346,868	26,466
		584,670
Total Energy		637,620
FINANCIALS 9.7%

Banks 3.3%
Bank of America	8,477,693	204,227
Citigroup	2,316,213	99,852
Citizens Financial Group	475,937	12,032
Comerica	158,241	6,053
Fifth Third Bancorp	803,198	17,124

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

First Republic Bank	189,958	20,717
Huntington Bancshares	1,127,649	10,340
JPMorgan Chase	3,388,221	326,184
KeyCorp	1,088,412	12,985
M&T Bank	141,512	13,032
People's United Financial	482,706	4,977
PNC Financial Services Group	470,078	51,666
Regions Financial	1,063,733	12,265
SVB Financial Group (1)	56,958	13,705
Truist Financial	1,501,808	57,144
U.S. Bancorp	1,525,595	54,692
Wells Fargo	4,584,081	107,772
Zions Bancorp	186,541	5,451
		1,030,218
Capital Markets 2.6%
Ameriprise Financial	134,026	20,655
Bank of New York Mellon	905,745	31,103
BlackRock	157,673	88,857
Cboe Global Markets	120,861	10,604
Charles Schwab	1,287,822	46,658
CME Group	399,014	66,759
E*TRADE Financial	247,337	12,379
Franklin Resources	295,913	6,022
Goldman Sachs Group	382,676	76,906
Intercontinental Exchange	622,482	62,279
Invesco	426,766	4,870
MarketAxess Holdings	42,410	20,424
Moody's	179,698	52,086
Morgan Stanley	1,331,788	64,392
MSCI	92,673	33,064
Nasdaq	126,909	15,573
Northern Trust	232,592	18,135
Raymond James Financial	133,760	9,732
S&P Global	268,384	96,779
State Street	389,869	23,131

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

T. Rowe Price Group (3)	250,831	32,162
		792,570
Consumer Finance 0.5%
American Express	725,852	72,767
Capital One Financial	507,423	36,463
Discover Financial Services	344,068	19,880
Synchrony Financial	607,316	15,894
		145,004
Diversified Financial Services 1.5%
Berkshire Hathaway, Class B (1)	2,204,424	469,410
		469,410
Insurance 1.8%
Aflac	734,383	26,695
Allstate	347,691	32,732
American International Group	958,985	26,401
Aon, Class A	257,587	53,140
Arthur J. Gallagher	213,401	22,531
Assurant	67,543	8,194
Chubb	502,159	58,311
Cincinnati Financial	164,826	12,851
Everest Re Group	44,975	8,884
Globe Life	109,190	8,724
Hartford Financial Services Group	396,244	14,606
Lincoln National	204,030	6,392
Loews	270,536	9,401
Marsh & McLennan	564,015	64,692
MetLife	859,355	31,942
Principal Financial Group	283,434	11,414
Progressive	650,403	61,574
Prudential Financial	438,535	27,856
The Travelers Companies	281,802	30,488
Unum Group	224,436	3,777
W.R. Berkley	153,986	9,416

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Willis Towers Watson	143,639	29,995
		560,016
Total Financials		2,997,218
HEALTH CARE 14.2%

Biotechnology 2.1%
AbbVie	1,961,527	171,810
Alexion Pharmaceuticals (1)	245,051	28,041
Amgen	651,166	165,500
Biogen (1)	175,962	49,917
Gilead Sciences	1,393,955	88,084
Incyte (1)	203,690	18,279
Regeneron Pharmaceuticals (1)	116,322	65,115
Vertex Pharmaceuticals (1)	289,732	78,842
		665,588
Health Care Equipment & Supplies 4.0%
Abbott Laboratories	1,969,380	214,328
ABIOMED (1)	49,750	13,784
Align Technology (1)	80,109	26,224
Baxter International	562,620	45,246
Becton Dickinson & Company	322,547	75,050
Boston Scientific (1)	1,592,821	60,862
Cooper	54,377	18,332
Danaher	702,313	151,229
DENTSPLY SIRONA	241,091	10,543
DexCom (1)	105,379	43,440
Edwards Lifesciences (1)	691,649	55,207
Hologic (1)	289,711	19,257
IDEXX Laboratories (1)	95,085	37,379
Intuitive Surgical (1)	130,213	92,391
Medtronic	1,494,924	155,353
ResMed	161,830	27,743
STERIS	94,239	16,604
Stryker	361,673	75,362
Teleflex	51,852	17,651
Varian Medical Systems (1)	101,944	17,534

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

West Pharmaceutical Services	82,677	22,728
Zimmer Biomet Holdings	231,425	31,506
		1,227,753
Health Care Providers & Services 2.6%
AmerisourceBergen	163,743	15,870
Anthem	279,511	75,074
Cardinal Health	326,818	15,344
Centene (1)	642,941	37,503
Cigna	407,252	68,993
CVS Health	1,455,434	84,997
DaVita (1)	84,422	7,231
HCA Healthcare	292,870	36,515
Henry Schein (1)	159,357	9,367
Humana	147,403	61,009
Laboratory Corp. of America Holdings (1)	107,625	20,262
McKesson	179,508	26,734
Quest Diagnostics	150,354	17,214
UnitedHealth Group	1,056,901	329,510
Universal Health Services, Class B	86,629	9,271
		814,894
Health Care Technology 0.1%
Cerner	338,645	24,481
		24,481
Life Sciences Tools & Services 1.2%
Agilent Technologies	344,272	34,751
Bio-Rad Laboratories, Class A (1)	24,058	12,401
Illumina (1)	162,389	50,191
IQVIA Holdings (1)	212,285	33,462
Mettler-Toledo International (1)	26,830	25,911
PerkinElmer	124,964	15,684
Thermo Fisher Scientific	439,903	194,226
Waters (1)	69,372	13,575
		380,201
Pharmaceuticals 4.2%
Bristol Myers Squibb	2,505,234	151,041

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Catalent (1)	183,889	15,752
Eli Lilly	882,790	130,671
Johnson & Johnson	2,927,112	435,788
Merck	2,811,118	233,182
Mylan (1)	581,817	8,628
Perrigo	154,368	7,087
Pfizer	6,177,264	226,706
Zoetis	528,436	87,387
		1,296,242
Total Health Care		4,409,159
INDUSTRIALS & BUSINESS SERVICES 8.3%

Aerospace & Defense 1.6%
Boeing	590,523	97,590
General Dynamics	258,649	35,805
Howmet Aerospace	431,642	7,217
Huntington Ingalls Industries	44,766	6,301
L3Harris Technologies	240,114	40,781
Lockheed Martin	273,731	104,915
Northrop Grumman	172,272	54,350
Raytheon Technologies	1,700,466	97,845
Teledyne Technologies (1)	40,834	12,667
Textron	255,601	9,225
TransDigm Group	60,728	28,853
		495,549
Air Freight & Logistics 0.7%
CH Robinson Worldwide (2)	150,630	15,393
Expeditors International of Washington	186,327	16,866
FedEx	268,295	67,482
United Parcel Service, Class B	786,548	131,062
		230,803
Airlines 0.2%
Alaska Air Group	139,970	5,127
American Airlines Group (2)	566,329	6,960
Delta Air Lines	714,606	21,853
Southwest Airlines	660,847	24,782

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

United Airlines Holdings (1)	306,359	10,646
		69,368
Building Products 0.5%
A.O. Smith	152,667	8,061
Allegion	101,323	10,022
Carrier Global	905,857	27,665
Fortune Brands Home & Security	153,692	13,297
Johnson Controls International	828,465	33,843
Masco	289,926	15,983
Trane Technologies	266,300	32,289
		141,160
Commercial Services & Supplies 0.4%
Cintas	94,883	31,580
Copart (1)	228,854	24,066
Republic Services	232,582	21,712
Rollins	156,993	8,508
Waste Management	433,350	49,042
		134,908
Construction & Engineering 0.1%
Jacobs Engineering Group	143,110	13,276
Quanta Services	154,895	8,188
		21,464
Electrical Equipment 0.5%
AMETEK	253,858	25,234
Eaton	445,871	45,492
Emerson Electric	664,533	43,573
Rockwell Automation	128,535	28,365
		142,664
Industrial Conglomerates 1.1%
3 M	640,915	102,662
General Electric	9,745,868	60,717
Honeywell International	780,825	128,531
Roper Technologies	116,363	45,976
		337,886

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Machinery 1.6%
Caterpillar	602,508	89,864
Cummins	164,555	34,747
Deere	348,443	77,225
Dover	161,708	17,520
Flowserve	146,714	4,004
Fortive	377,629	28,779
IDEX	84,218	15,362
Illinois Tool Works	320,699	61,962
Ingersoll Rand (1)	391,190	13,926
Otis Worldwide	452,067	28,218
PACCAR	385,755	32,897
Parker-Hannifin	143,013	28,937
Pentair	187,447	8,580
Snap-on	60,116	8,845
Stanley Black & Decker	172,384	27,961
Wabtec	198,424	12,279
Xylem	202,357	17,022
		508,128
Professional Services 0.3%
Equifax	134,941	21,172
IHS Markit	417,882	32,808
Nielsen Holdings	404,731	5,739
Robert Half International	129,491	6,856
Verisk Analytics	181,614	33,655
		100,230
Road & Rail 1.1%
CSX	850,291	66,042
JB Hunt Transport Services	93,944	11,872
Kansas City Southern	105,581	19,092
Norfolk Southern	283,923	60,757
Old Dominion Freight Line	105,891	19,158
Union Pacific	754,975	148,632
		325,553

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Trading Companies & Distributors 0.2%
Fastenal	637,113	28,727
United Rentals (1)	80,752	14,091
W. W. Grainger	48,534	17,316
		60,134
Total Industrials & Business Services		2,567,847
INFORMATION TECHNOLOGY 28.1%

Communications Equipment 0.8%
Arista Networks (1)	60,741	12,569
Cisco Systems	4,708,001	185,448
F5 Networks (1)	67,643	8,305
Juniper Networks	376,360	8,092
Motorola Solutions	188,932	29,626
		244,040
Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A	332,103	35,957
CDW	159,605	19,078
Corning	843,492	27,338
FLIR Systems	146,790	5,262
IPG Photonics (1)	39,329	6,685
Keysight Technologies (1)	206,867	20,434
TE Connectivity	368,256	35,993
Zebra Technologies, Class A (1)	58,726	14,826
		165,573
IT Services 5.6%
Accenture, Class A	707,806	159,957
Akamai Technologies (1)	182,118	20,131
Automatic Data Processing	477,629	66,625
Broadridge Financial Solutions	128,582	16,973
Cognizant Technology Solutions, Class A	600,867	41,712
DXC Technology	288,246	5,145
Fidelity National Information Services	689,388	101,485
Fiserv (1)	618,486	63,735
FleetCor Technologies (1)	92,948	22,131
Gartner (1)	99,253	12,402

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Global Payments	332,999	59,134
International Business Machines	989,917	120,443
Jack Henry & Associates	84,869	13,799
Leidos Holdings	147,651	13,163
Mastercard, Class A	982,445	332,233
Paychex	355,026	28,320
PayPal Holdings (1)	1,305,137	257,151
VeriSign (1)	112,974	23,143
Visa, A Shares	1,874,871	374,918
Western Union	451,529	9,676
		1,742,276
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices (1)	1,306,123	107,089
Analog Devices	411,570	48,047
Applied Materials	1,017,077	60,465
Broadcom	447,296	162,959
Intel	4,728,810	244,858
KLA	172,581	33,436
Lam Research	161,869	53,700
Maxim Integrated Products	299,883	20,275
Microchip Technology	273,903	28,146
Micron Technology (1)	1,235,918	58,039
NVIDIA	686,296	371,437
Qorvo (1)	128,420	16,567
QUALCOMM	1,254,802	147,665
Skyworks Solutions	185,152	26,940
Teradyne	186,009	14,780
Texas Instruments	1,018,722	145,463
Xilinx	273,378	28,497
		1,568,363
Software 9.2%
Adobe (1)	533,979	261,879
ANSYS (1)	95,569	31,273
Autodesk (1)	244,439	56,468
Cadence Design Systems (1)	310,554	33,114
Citrix Systems	129,923	17,892

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Fortinet (1)	150,186	17,693
Intuit	291,626	95,131
Microsoft	8,416,613	1,770,266
NortonLifeLock	606,884	12,648
Oracle	2,151,285	128,432
Paycom Software (1)	54,087	16,837
salesforce.com (1)	1,012,593	254,485
ServiceNow (1)	213,570	103,582
Synopsys (1)	169,598	36,291
Tyler Technologies (1)	44,518	15,517
		2,851,508
Technology Hardware, Storage & Peripherals 6.9%
Apple	17,878,385	2,070,496
Hewlett Packard Enterprise	1,432,915	13,426
HP	1,522,559	28,913
NetApp	250,327	10,974
Seagate Technology	245,032	12,073
Western Digital	338,837	12,385
Xerox Holdings	201,681	3,786
		2,152,053
Total Information Technology		8,723,813
MATERIALS 2.6%

Chemicals 1.8%
Air Products & Chemicals	245,877	73,237
Albemarle	120,200	10,731
Celanese	132,264	14,212
CF Industries Holdings	241,592	7,419
Corteva	830,919	23,939
Dow	822,910	38,718
DuPont de Nemours	819,459	45,464
Eastman Chemical	152,101	11,882
Ecolab	275,704	55,097
FMC	141,853	15,024
International Flavors & Fragrances	117,827	14,428
Linde	584,372	139,156

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

LyondellBasell Industries, Class A	284,908	20,083
Mosaic	385,525	7,043
PPG Industries	261,462	31,919
Sherwin-Williams	90,643	63,155
		571,507
Construction Materials 0.1%
Martin Marietta Materials	69,179	16,282
Vulcan Materials	148,106	20,074
		36,356
Containers & Packaging 0.4%
Amcor	1,733,736	19,158
Avery Dennison	92,856	11,871
Ball	362,656	30,144
International Paper	441,165	17,885
Packaging Corp. of America	105,819	11,539
Sealed Air	175,255	6,802
Westrock	288,749	10,031
		107,430
Metals & Mining 0.3%
Freeport-McMoRan	1,615,634	25,269
Newmont	894,698	56,769
Nucor	332,533	14,917
		96,955
Total Materials		812,248
REAL ESTATE 2.6%

Equity Real Estate Investment Trusts 2.5%
Alexandria Real Estate Equities, REIT	129,499	20,720
American Tower, REIT	493,145	119,208
Apartment Investment & Management, Class A, REIT	167,433	5,646
AvalonBay Communities, REIT	156,007	23,298
Boston Properties, REIT	158,039	12,690
Crown Castle International, REIT	466,430	77,661
Digital Realty Trust, REIT	298,977	43,878
Duke Realty, REIT	412,267	15,213
Equinix, REIT	98,472	74,851

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Equity Residential, REIT	382,847	19,651
Essex Property Trust, REIT	73,205	14,699
Extra Space Storage, REIT	143,944	15,401
Federal Realty Investment Trust, REIT	79,113	5,810
Healthpeak Properties, REIT	603,545	16,386
Host Hotels & Resorts, REIT	782,154	8,439
Iron Mountain, REIT (2)	322,823	8,648
Kimco Realty, REIT	474,799	5,346
Mid-America Apartment Communities, REIT	125,409	14,541
Prologis, REIT	821,183	82,627
Public Storage, REIT	169,140	37,671
Realty Income, REIT	381,986	23,206
Regency Centers, REIT	175,717	6,681
SBA Communications, REIT	124,230	39,565
Simon Property Group, REIT	343,593	22,224
SL Green Realty, REIT (2)	81,270	3,768
UDR, REIT	326,281	10,640
Ventas, REIT	417,898	17,535
Vornado Realty Trust, REIT (2)	178,402	6,014
Welltower, REIT	464,780	25,605
Weyerhaeuser, REIT	829,452	23,656
		801,278
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	368,951	17,330
		17,330
Total Real Estate		818,608
UTILITIES 3.0%

Electric Utilities 1.9%
Alliant Energy	279,384	14,430
American Electric Power	552,901	45,189
Duke Energy	816,333	72,294
Edison International	419,955	21,350
Entergy	222,270	21,900
Evergy	256,424	13,031
Eversource Energy	373,524	31,208

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Exelon	1,083,483	38,745
FirstEnergy	609,652	17,503
NextEra Energy	544,537	151,142
NRG Energy	271,530	8,347
Pinnacle West Capital	125,695	9,371
PPL	850,993	23,156
Southern	1,177,767	63,859
Xcel Energy	584,594	40,343
		571,868
Gas Utilities 0.0%
Atmos Energy	138,465	13,236
		13,236
Independent Power & Renewable Electricity Producers 0.1%
AES	741,660	13,432
		13,432
Multi-Utilities 0.9%
Ameren	274,044	21,671
CenterPoint Energy	574,156	11,110
CMS Energy	321,924	19,769
Consolidated Edison	373,663	29,071
Dominion Energy	934,327	73,747
DTE Energy	213,544	24,566
NiSource	431,059	9,483
Public Service Enterprise Group	562,531	30,889
Sempra Energy	321,075	38,003
WEC Energy Group	351,222	34,033
		292,342
Water Utilities 0.1%
American Water Works	202,998	29,410
		29,410
Total Utilities		920,288
Total Common Stocks (Cost $12,682,107)		30,990,641

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
MONEY MARKET FUNDS 0.1%
T. Rowe Price Government Reserve Fund, 0.09% (3)(4)	19,030,080	19,030
		19,030

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills, 0.05%, 12/31/20	1,041,000	1,041
U.S. Treasury Bills, 0.11%, 3/25/21 (5)	5,639,000	5,636
		6,677

Total Short-Term Investments (Cost $25,706)		25,707

SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.13% (3)(4)	5,509,754	55,098
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		55,098
Total Securities Lending Collateral (Cost $55,098)		55,098

Total Investments in Securities 100.1%
(Cost $12,762,911)		$31,071,446
Other Assets Less Liabilities (0.1)%		(37,039)
Net Assets 100.0%		$31,034,407

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Affiliated Companies
(4)	Seven-day yield
(5)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 305 S&P 500 E-Mini Index Contracts	12/20	51,118	$(17)
Net payments (receipts) of variation margin to date			296

Variation margin receivable (payable) on open futures contracts			$279

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate	(Loss)		Gain/Loss	Income
T. Rowe Price Group		$1,584	$344	$726
T. Rowe Price Government
Reserve Fund		—	—	323
T. Rowe Price Short-Term Fund		—	—	—++
Totals		$1,584 #	$344	$1,049+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Group	$33,454	$3,398	$5,034$	32,162
T. Rowe Price Government
Reserve Fund	178,902	¤	¤	19,030
T. Rowe Price Short-Term
Fund	224,577	¤	¤	55,098
Total				$106,290^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $1,049 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $106,290.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Index 500 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE EQUITY INDEX 500 FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EQUITY INDEX 500 FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$30,990,641$	— $	— $	30,990,641
Short-Term Investments	19,030	6,677	—	25,707
Securities Lending Collateral	55,098	—	—	55,098
Total Securities	31,064,769	6,677	—	31,071,446
Futures Contracts	279	—	—	279
Total	$31,065,048$	6,677$	— $	31,071,725